Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Cash generated from operations	¥ 1,480	¥ 30,137	¥ 24,047
Income tax paid	(269)	(1,165)	(1,709)
Net cash flows from operating activities	1,211	28,972	22,338
Cash flows from investing activities
Additions to property, plant and equipment and other non-current assets	(7,247)	(7,589)	(26,194)
Investments in joint ventures		(110)	(16)
(Net) proceeds from disposal of a subsidiary		(90)	(11)
Proceeds from disposal of property, plant and equipment	894	157	5,493
Proceeds from novation of purchase rights		2,366	7,483
Proceeds from disposal of intangible assets	5	2	1
Proceeds from disposal of an equity investment		5
Proceeds from disposal of prepayments for land use rights			158
Interest received			71
Dividends received	100	241	252
Settlement relating to derivative financial instruments	(28)	104	1
Loan to a joint venture	(7)		(20)
Proceeds from repayment of loans to a joint venture		15	2
Net cash flows used in investing activities	(6,283)	(4,899)	(12,780)
Cash flows from financing activities
Proceeds from issue of shares		9,442
Proceeds from draw-down of short-term bank loans	28,883	6,986	19,144
Proceeds from draw-down of long-term bank loans	10,823	300	8,000
Proceeds from issuance of short-term debentures	77,200	39,000	31,000
Proceeds from issuance of long-term debentures and bonds	1,998	7,755	2,938
Proceeds from draw-down of other financing activities			10,693
Repayments of short-term bank loans	(9,130)	(12,868)	(36,066)
Repayments of long-term bank loans	(1,948)	(4,033)	(7,592)
Repayments of short-term debentures	(69,200)	(35,000)	(26,500)
Repayments of long-term debentures and bonds	(2,453)	(5,567)
Repayments of principal of lease liabilities	(18,439)	(23,895)
Repayments of principal of finance lease obligations			(9,629)
Interest paid	(5,482)	(5,494)	(4,359)
Settlement relating to derivative financial instruments	(4)	82	(392)
Dividends paid	(819)		(738)
Dividends paid to non-controlling interests of subsidiaries	(3)	(83)	(57)
Net cash flows from/(used in) financing activities	11,426	(23,375)	(13,558)
Net increase/(decrease) in cash and cash equivalents	6,354	698	(4,000)
Cash and cash equivalents at beginning of year	1,350	646	4,616
Effect of foreign exchange rate changes, net	(53)	6	30
Cash and cash equivalents at December 31	¥ 7,651	¥ 1,350	¥ 646